Fair Value Measurements - Summary Of Quantitative (Details) - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 18, 2020
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	11.50	11.50	11.50	11.50
Stock price	11.50	11.50	11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	13.41	10.41	10.00	10.00
Stock price	13.41	10.41	10.00	10.00
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term	5 years 3 months 18 days	5 years	5 years	5 years
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	12.90%	29.00%	45.00%	45.00%
Risk free interest rate	12.90%	29.00%	45.00%	45.00%
Dividend yield	12.90%	29.00%	45.00%	45.00%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	0.40%	0.30%	0.30%	0.40%
Risk free interest rate	0.40%	0.30%	0.30%	0.40%
Dividend yield	0.40%	0.30%	0.30%	0.40%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	0.00%	0.00%	0.00%	0.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Measurement Input Public Warrant Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Public warrant price	2.70	2.12	0.00	0.00